Commitments and Contingencies - Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period	$ 220.0	$ 206.0
Liabilities incurred in the current period	20.0	10.0
Liabilities settled in the current period	(10.0)	(19.0)
Accretion of liability	16.0	17.0
Revisions in estimated cash flows	0.0	20.0
Effect of foreign currency exchange rate changes	(16.0)	(14.0)
Balance at end of period	230.0	220.0
Less: Current portion of asset retirement obligations	(2.0)	(1.0)
Total non-current portion of asset retirement obligations	$ 228.0	$ 219.0